EQUITY (Details 3) € in Thousands	Dec. 31, 2022 EUR (€)
Corporate information and statement of IFRS compliance [abstract]
Transaction costs supported by CNEW	€ 4,648
% equity interest held by DD3 (33%)	1,557
Attributable transaction costs to share premium	€ 1,557